Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,790	$ 1,108	$ 1,165	$ 979
Provision for credit losses
Originations	206	67	685	221
Maturities	(333)	(78)	(505)	(246)
Changes in risk, parameters and exposures	327	144	1,782	520
Write-offs	(163)	(101)	(299)	(337)
Recoveries	12	12	40	32
Exchange rate and other	(66)	(37)	(95)	(54)
Balance at end of period	2,773	1,115	2,773	1,115
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,246	293	281	274
Provision for credit losses
Transfers to Stage 1	6	35	72	113
Transfers to Stage 2	(111)	(8)	(156)	(25)
Transfers to Stage 3	(11)	(2)	(13)	(5)
Originations	206	55	685	182
Maturities	(233)	(39)	(310)	(128)
Changes in risk, parameters and exposures	(38)	(51)	500	(130)
Exchange rate and other	(19)	(3)	(13)	(1)
Balance at end of period	1,046	280	1,046	280
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	807	358	396	340
Provision for credit losses
Transfers to Stage 1	(5)	(34)	(69)	(103)
Transfers to Stage 2	112	9	158	28
Transfers to Stage 3	(47)	(15)	(92)	(48)
Originations		12		39
Maturities	(100)	(39)	(195)	(118)
Changes in risk, parameters and exposures	250	86	812	235
Exchange rate and other	(13)	(2)	(6)	2
Balance at end of period	1,004	375	1,004	375
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	737	457	488	365
Provision for credit losses
Transfers to Stage 1	(1)	(1)	(3)	(10)
Transfers to Stage 2	(1)	(1)	(2)	(3)
Transfers to Stage 3	58	17	105	53
Changes in risk, parameters and exposures	115	109	470	415
Write-offs	(163)	(101)	(299)	(337)
Recoveries	12	12	40	32
Exchange rate and other	(34)	(32)	(76)	(55)
Balance at end of period	$ 723	$ 460	$ 723	$ 460